Financial Instruments - Summary of Contractual Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Non-interest bearing	$ 40,400	$ 29,396
Variable-interest bearing	96,098	27,643
Total financial assets	136,498	57,039
Non-interest bearing	112,350	135,011
Fixed-interest bearing - Borrowings	1,008,986	550,573
Derivative	380,232
Variable-interest bearing - Borrowings	92,404	7,193
Total financial liabilities	1,593,972	692,777
Within one year [member]
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Non-interest bearing	40,400	29,396
Variable-interest bearing	66,427	17,556
Total financial assets	106,827	46,952
Non-interest bearing	104,366	71,237
Fixed-interest bearing - Borrowings	45,757	16,663
Variable-interest bearing - Borrowings	25,259	3,041
Total financial liabilities	175,382	90,941
One to two years [member]
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Non-interest bearing		0
Fixed-interest bearing - Borrowings	66,308	33,235
Variable-interest bearing - Borrowings	8,036	3,035
Total financial liabilities	74,344	36,270
Thereafter [member]
Disclosure Of Contractual Maturities Of Financial Assets And Financial Liabilities [Line Items]
Variable-interest bearing	29,671	10,087
Total financial assets	29,671	10,087
Non-interest bearing	7,984	63,774
Fixed-interest bearing - Borrowings	896,921	500,675
Derivative	380,232
Variable-interest bearing - Borrowings	59,109	1,117
Total financial liabilities	$ 1,344,246	$ 565,566